CONSOLIDATED STATEMENTS OF FINANCIAL POSITION € in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Cash and cash equivalents	€ 11,287	€ 16,006
Trade and other receivables	16,628	8,454
Prepaid expenses and other assets	1,823	2,442
Consideration receivable		56
Total Current Assets	29,738	26,958
Property and equipment	660	252
Right-of-use assets	576	579
Intangible assets	41,705	30,845
Goodwill	31,662	24,728
Other assets	47	28
Total Assets	104,388	83,390
Trade payables and other liabilities	19,549	14,357
Deferred revenue	746	27
Income taxes payable	1,113	784
Lease obligations on right of use assets - current	294	149
Deferred consideration - current	1,176	0
Derivative liability - current	1,320
Loans payable	109
Total Current Liabilities	24,307	15,317
Deferred income tax liabilities	1,201	1,243
Non-current lease obligations on right of use assets	344	451
Convertible debt	6,648
Deferred consideration	2,121	0
Other non-current liabilities	233	184
Total Liabilities	34,854	17,195
Share capital	109,902	100,285
Broker warrants	38	38
Shares to be issued	6,982	13,746
Contributed surplus	20,745	18,385
Accumulated deficit	(72,227)	(68,743)
Accumulated other comprehensive income	4,094	2,484
Total Equity	69,534	66,195
Total Liabilities and Equity	€ 104,388	€ 83,390